Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Trade and other payables

29   Trade and other payables

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Trade payables (i)
Due to related parties (Note 37(d))	119,434	7,492
Due to third parties	127,125	83,194
	246,559	90,686

Other payables
Redemption liability (ii, iii)	232,951	232,951
Accrued expenses	436,846	218,942
Security deposits	136,813	32,262
Lease liabilities (Note 19(a))	51,224	24,405
Income and other tax payables	45,057	21,605
Amounts due to related parties (Note 37(d))	744,604	234,828
Others	115,517	148,833
	2,009,571	1,004,512

Less: non - current portion
Lease liabilities	(28,283)	(10,670)
	1,981,288	993,842
(i)	As at December 31, 2023, and 2024, based on recognition date, the aging of the trade payables are mainly within 1 year.
(ii)	According to the shareholders agreement of BER Technology, the non-controlling shareholders shall have the right to request the Group to purchase the remaining 20% equity interests in BER Technology in an agreed period from June 30, 2022 to December 31, 2022. The purchase price was determined based on the financial performance of BER Technology and a pre-determined formula that set out in the respective shareholders agreement. Accordingly, the redemption liability of approximately RMB44,105,000,000 was initially recognized by the Group upon completion of acquisition as at the present value of the estimated future cash outflows, and the same amount was debited to other reserve. On December 30, 2023, the Group entered into a share purchase agreement with non-controlling shareholders of BER Technology to acquire the remaining 20% equity interests of BER Technology after renegotiation. The Group acquired the remaining 20% equity interests of BER Technology for RMB15,000,000 and relevant redemption liability has been settled in 2023.

29   Trade and other payables (Continued)

(iii)	The Group wrote a put option on the equity in Vantage Point Technology pursuant to the relevant transaction documents entered into with certain non-controlling shareholders of Vantage Point Technology, which provides each of such non-controlling shareholders with the right to require the Group to purchase the equity interest subject to the terms and conditions of the put option. A financial liability (redemption liability) of RMB183,569,000 was initially recognized on the acquisition date to account for the put option and other reserve of the same amount were debited accordingly. As at December 31, 2024, the redemption liability of RMB232,951,000 was estimated based on the estimation of matters relating to the terms and conditions of the put option which is in the process of renegotiation as of the date of this report.